UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Johnson
Title:     Chief Financial officer
Phone:     781 522 4948
Signature, Place and Date of Signing:

    Chris Johnson  February 17, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:539995

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACCENTURE LTD  HAMIL TON COM S COMMON STOCK     G1150G111    48972  1493510 SH       SOLE                1493510        0        0
D AIRVANA INC                    COMMON STOCK     00950V101    22755  3718072 SH       SOLE                3718072        0        0
D DUN & BRADSTREET CORP		 COMMON STOCK	  26483E100     2316    30000 SH       SOLE		     30000        0        0
D GOOGLE			 COMMON STOCK     38259P508    16920    55000 SH       SOLE		     55000        0        0
D ITT EDUCATIONAL SERVICES INC   COMMON STOCK     45068B109     1415    14900 SH       SOLE		     14900        0        0
D LENDER PRC SR WI               COMMON STOCK     52602E102    53119  1803714 SH       SOLE                1803714        0        0
D LORILLARD INC                  COMMON STOCK     544147101    15496   275000 SH       SOLE                 275000        0        0
D MASTERCARD INC                 COMMON STOCK     57636Q104    21439   150000 SH       SOLE                 150000        0        0
D MAXIM INTERGRATED PRODS INC    COMMON STOCK     57772K101   119097 10428842 SH       SOLE               10428842        0        0
D PRICELINE COM INC              COMMON STOCK     741503403    51457   698675 SH       SOLE                 698675        0        0
D TERADATA CORP                  COMMON STOCK     88076W103    42614  2873550 SH       SOLE                2873550        0        0
D TRANSDIGM GROUP INC  COM STK   COMMON STOCK     893641100    98769  2942208 SH       SOLE                2942208        0        0
D VIASAT INC  COM STK            COMMON STOCK     92552V100    22025   914700 SH       SOLE                 914700        0        0
D VISA INC                       COMMON STOCK     92826C839    23602   450000 SH       SOLE                 450000        0        0
S REPORT SUMMARY                  14 DATA RECORDS             539995         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED